Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
List Of Accounting Policies [Abstract]
Summary of Useful Lives Applied to the Group's Intangible Assets	A summary of the useful lives applied to the Group’s intangible assets is as follows:

Intangible assets	Useful life (years)
Intellectual property rights	8-20
Licenses	3-20
Software	3-8

Summary of Property, Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, generally applicable as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	7-18

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2024	235.4	344.1	389.5	969.0
Additions	46.2	49.3	192.4	287.9
Disposals	(0.3)	(4.7)	—	(5.0)
Reclassifications	86.6	36.3	(122.9)	—
Currency differences	1.5	2.7	1.6	5.8
As of December 31, 2024	369.4	427.7	460.6	1,257.7
Additions	32.4	25.5	131.3	189.2
Disposals	(0.1)	(9.5)	(0.6)	(10.2)
Reclassifications	143.4	38.5	(181.9)	—
Currency differences	(8.7)	(8.3)	(15.9)	(32.9)
Additions from business combinations	50.0	17.6	85.0	152.6
As of December 31, 2025	586.4	491.5	478.5	1,556.4

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2024	36.2	175.6	—	211.8
Depreciation	12.3	38.3	4.3	54.9
Impairment	26.0	32.1	—	58.1
Disposals	(0.1)	(4.0)	—	(4.1)
Currency differences	0.4	1.0	0.3	1.7
As of December 31, 2024	74.8	243.0	4.6	322.4
Depreciation	23.8	50.3	—	74.1
Impairment	79.2	12.2	3.1	94.5
Disposals	—	(8.3)	—	(8.3)
Reversal of Impairment	—	(0.5)	—	(0.5)
Currency differences	(2.4)	(3.7)	(0.6)	(6.7)
As of December 31, 2025	175.4	293.0	7.1	475.5

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2024	294.6	184.7	456.0	935.3
As of December 31, 2025	411.0	198.5	471.4	1,080.9

Summary of Estimated Useful Lives of the Assets or Shorter Lease Term	The depreciation of the right-of-use asset is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life or shorter lease term (years)
Buildings	2-25
Equipment, tools and installations	2-5
Production facilities	2-3
Automobiles	3-4

Summary of Standards Applied for the First Time	In 2025, the following potentially relevant new and amended standards and interpretations became effective, but did not have a material impact on our consolidated financial statements:

Standards / Interpretations	Date of application
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025

Summary of Standards Issued but Not Yet Effective	The new and amended standards and interpretations that are issued but not yet effective by the date of issuance of the financial statements and that might have an impact on our financial statements are disclosed below. We have not adopted any standards early and intend to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards / Interpretations	Date of application
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7	January 1, 2026
Annual Improvements Volume 11	January 1, 2026
Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027